Long-Term Debt, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt, Net
Note 10. Long-Term Debt, Net
Long-term debt, net consists of the following:

(Amounts in thousands, except percentages)	Maturity Year	Interest Rate	September 30, 2021	December 31, 2020
Senior Notes:
Outstanding principal balance	2025	7.875%	$669,000	$669,000
Less: Unamortized debt issuance costs			(9,621)	(11,363)

Total Senior Notes, net			659,379	657,637

Other Loans:
Outstanding principal balance	2021 - 2022	2.5% - 3.0%	32,520	43,833
Less: Current portion of Other Loans (See Note 8)			(32,520)	(13,114)

Total non-current portion Other Loans, net			—	30,719

Total long-term debt, net			$659,379	$688,356

Senior Notes
— In April 2018, the Company issued $702.0 million in aggregate principal amount of unsecured senior notes due 2025 (the “Senior Notes”) at a 7.875% interest rate in a private offering pursuant to Rule 144A and Regulation S under the Securities Act. The Company’s gross proceeds of $702.0 million from the issuance of the Senior Notes, were recorded net of debt issuance costs of $17.4 million. The debt issuance costs are deferred and will be amortized into interest expense over the term of the Senior Notes using the effective interest method. Interest on the Senior Notes accrues and is payable in cash semi-annually in arrears on May 1 and November 1 of each year. The Company may redeem the Senior Notes, in whole or in part, at any time prior to maturity, subject to certain make-whole premiums. The Senior Notes mature on May 1, 2025 at 100% of par.
No
Senior Notes were repurchased during the three and nine months ended September 30, 2021 and 2020. As of September 30, 2021,
$669.0
million in aggregate principal amount remains outstanding.

Upon the occurrence of certain change of control triggering events, the Company may be required to repurchase the Senior Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest through the date of repurchase. The Senior Notes contain certain restrictive covenants that limit the Company’s ability to create certain liens, to enter into certain affiliated transactions and to consolidate or merge with, or convey, transfer or lease all or substantially all of its assets, subject to important qualifications and exceptions.
The Senior Notes (i) rank equally in right of payment with the SoftBank Senior Unsecured Notes, any payment obligations under the 2020 LC Facility and any existing and future senior indebtedness of the Company, (ii) are senior in right of payment to any existing and future subordinated obligations of the Company, and (iii) are effectively subordinated to all secured indebtedness of the Company (including obligations under the 2020 LC Facility discussed in Note 16) to the extent of the value of the collateral securing such indebtedness, and are structurally subordinated to all liabilities of any subsidiary that does not guarantee the Senior Notes.
The Senior Notes are unconditionally guaranteed on a senior basis by each of our subsidiaries that guarantees obligations under the Company’s 2020 LC Facility or certain other indebtedness of the Company as a guarantor. As of September 30, 2021, each restricted subsidiary that guaranteed obligations under the 2020 LC Facility discussed in Note 16 also guaranteed the Senior Notes.

Subsequent to the July 2019 legal entity reorganization, WeWork Companies LLC is the obligor of its Senior Notes, which is also fully and unconditionally guaranteed by Legacy WeWork. Legacy WeWork and the other subsidiaries that sit above WeWork Companies LLC in our legal structure are holding companies that conduct substantially all of their business operations through WeWork Companies LLC. As of September 30, 2021, based on the covenants and other restrictions of the Senior Notes, WeWork Companies LLC is restricted in its ability to transfer funds by loans, advances or dividends to Legacy WeWork and as a result all of the net assets of WeWork Companies LLC are considered restricted net assets of Legacy WeWork. See the
Supplementary Information — Consolidating Balance Sheet,
for additional details regarding the net assets of WeWork Companies LLC.
The indenture that governs the Senior Notes also restricts us from incurring indebtedness or liens or making certain investments or distributions, subject to a number of exceptions. Certain of these exceptions included in the indenture that governs our Senior Notes are subject to us having Minimum Liquidity (as defined in the indenture that governs our Senior Notes). For incurrences in 2019, Minimum Liquidity was required to be 0.7 times Total Indebtedness (as defined in the indenture that governs our Senior Notes) and for incurrences in 2020, Minimum Liquidity was required to be 0.3 times Total Indebtedness. Beginning on January 1, 2021, there is no longer a Minimum Liquidity requirement. Certain of these exceptions included in the indenture that governs our Senior Notes are subject to us having Minimum Growth-Adjusted EBITDA (as defined in the indenture that governs our Senior Notes) for the most recent four consecutive fiscal quarters. For incurrences in fiscal years ending December 31, 2019, 2020, 2021 and 2022-2025, the Minimum Growth-Adjusted EBITDA required for the immediately preceding four consecutive fiscal quarters is $200.0 million, $500.0 million, $1.0 billion and $2.0 billion, respectively. For the four quarters ended
September
 30, 2021, the Company’s Minimum Growth-Adjusted EBITDA, as calculated in accordance with the indenture, was less than the $1.0 billion requirement effective as of January 1, 2021. As a result, the Company will be restricted in its ability to incur certain new indebtedness in 2021 that was not already executed or committed to as of December 31, 2019, until such Minimum Growth-Adjusted EBITDA increases above the threshold required. The restrictions of the Senior Notes do not impact our ability to access the unfunded commitments pursuant to the SoftBank Senior Unsecured Notes and the SoftBank Senior Secured Notes.
During the three and nine months ended September 30, 2021, the Company recorded interest expense of $13.2 million and $39.6 million, respectively, and amortization of deferred financing costs recorded as interest expense of
$0.6 million and $1.8
million related to the Senior Notes, respectively. During the three and nine months ended September 30, 2020, the Company recorded interest expense of
$13.2 million and $39.5
million, respectively, and amortization of deferred financing costs recorded as interest expense of
 $0.5 million and $1.6 million related to the Senior Notes, respectively.
424 Fifth Venture Loans
— On February 8, 2019, the 424 Fifth Venture entered into three loans (collectively, the “424 Venture Loans”) relating to the 424 Fifth Property and development project with availability totaling $900 million. In March 2020, the 424 Fifth Property was sold and a portion of the sale proceeds were utilized to repay the principal and interest outstanding on the 424 Venture Loans in full. The Company accounted for this repayment as a debt extinguishment in accordance with ASC 470,
Debt
and recorded a loss of none and
 $71.6
million,

respectively, included within loss on extinguishment of debt on the condensed consolidated statements of operations for the three and nine months ended September 30, 2020. The loss on extinguishment represents the difference between the
 $756.6 million in cash paid, including a prepayment penalty and various other closing costs totaling $56.1 million and the net carrying amount of the debt and unamortized debt issuance costs immediately prior to the extinguishment of $685.0 million. This extinguishment was not considered to be a troubled debt restructuring.
During 2020, for the period prior to extinguishment, the weighted average interest rate on the 424 Fifth Venture Loans was 7.8% and $10.4 million of interest expense was originally included within the Company’s construction in progress balance as a component of property and equipment, immediately prior to the sale, as the 424 Fifth Property was under development and not ready for its intended use before it was sold.
The 424 Fifth Venture Loans were secured only by the assets and equity of the 424 Fifth Venture, and were recourse to the Company in certain limited circumstances, and the Company had provided certain customary performance guarantees standard for real estate and construction financing.
Other Loans
—
As of September 30, 2021 and December 31, 2020, the Company had various other loans (the “Other Loans”) with outstanding principal amounts of
 $32.5

million and $43.8 million, respectively, and interest rates ranging from 2.5% to 3.0% and 2.5% to 3.0%, respectively. During the three months ended

September 30, 2021, and September 30, 2020
, the Company recorded interest expense of $0.2 million and $0.3 million, respectively, related to these Other Loans. During the nine months ended September 30, 2021, and September 30, 2020, the Company recorded interest expense of
 $0.8 million and $2.3
million, respectively, related to these Other Loans. During the three and nine months ended September 30, 2021, the Company repaid
 $0.6 million and $3.2 million of principal, respectively, and recorded no loss on extinguishment of debt in connection with the prepayment of principal of Other Loans. The Company repaid
 $52.0
million of principal and recorded a
$1.0
million loss
 on
extinguishment of debt in connection with the prepayment of principal of Other Loans during the three and nine months ended September 30, 2020.

Principal Maturities
— Combined aggregate principal payments for current and long-term debt as of September 30, 2021 are as follows:

(Amounts in thousands)	Total
Remainder of 2021	$4,937
2022	27,583
2023	—
2024	—
2025	669,000
2026 and beyond	—

Total minimum payments	$701,520

Note 15. Long-Term Debt, Net
Long-term debt, net consists of the following:

			December 31,
(Amounts in thousands, except percentages)	Maturity Year	Interest Rate	2020	2019
Senior Notes:	2025	7.875%
Outstanding principal balance			$669,000	$669,000
Less: Unamortized debt issuance costs			(11,363)	(13,453)

Total Senior Notes, net			657,637	655,547

424 Fifth Venture Loans:
Mortgage Loan	2022 (1)	LIBOR (2) + 3.45%	—	335,750
Senior Mezzanine Loan	2022 (1)	LIBOR (2) + 5.27%	—	100,725
Junior Mezzanine Loan	2022 (1)	LIBOR (2) + 7.40%	—	222,336
Less: Unamortized debt issuance costs			—	(17,538)

Total 424 Fifth Venture Loans, net			—	641,273

Other Loans:
Outstanding principal balance	2021 - 2022	2.5% - 3.0%	43,833	95,473
Less: Current portion of Other Loans			(13,114)	(2,862)

Total non-current portion Other Loans, net			30,719	92,611

Total long-term debt, net			$688,356	$1,389,431

(1)	The original maturity date excluded two one-year extension options subject to extension fees and certain conditions that were available prior to the repayment of these loans in March 2020.
(2)
The 424 Fifth Venture loan agreements included a LIBOR floor of 2.513% and a LIBOR cap of 4%. The LIBOR interest rate cap was scheduled to expire on February 9, 2021 prior to the termination of these contracts in March 2020 in conjunction with the repayment of the underlying loans.

Senior Notes
— In April 2018, the Company issued $702.0 million in aggregate principal amount of unsecured senior notes due 2025 (the “Senior Notes”) at a 7.875% interest rate in a private offering pursuant to Rule 144A under the Securities Act and Regulation S under the Securities Act. The Company’s gross proceeds of $702.0 million, from the issuance of the Senior Notes, were recorded net of debt issuance costs of $17.4 million. The debt issuance costs are deferred and will be amortized into interest expense over the term of the Senior Notes using the effective interest method. Interest on the Senior Notes accrues and is payable in cash semi-annually in arrears on May 1 and November 1 of each year. The Company may redeem the Senior Notes, in whole or in part, at any time prior to maturity, subject to certain make-whole premiums. The Senior Notes mature on May 1, 2025 at 100% of par.
During the year ended December 31, 2019, the Company repurchased $33.0 million in aggregate principal amount of the Senior Notes for total consideration of $32.4 million. The Company recorded a gain of $0.3 million in connection with these repurchases, net of the write off of related unamortized debt issuance costs, which is included as a reduction to interest expense in the accompanying consolidated statements of operations for the year ended December 31, 2019. No Senior Notes were repurchased during the year ended December 31, 2020 and 2018. As of December 31, 2020 and 2019, $669.0 million in aggregate principal remains outstanding.
Upon the occurrence of certain change of control triggering events, the Company may be required to repurchase the Senior Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest through the date of repurchase. The Senior Notes contain certain restrictive covenants that limit the Company’s ability to create certain liens, to enter into certain affiliated transactions and to consolidate or merge with, or convey, transfer or lease all or substantially all of its assets, subject to important qualifications and exceptions.
The Senior Notes (i) rank equally in right of payment with the SoftBank Senior Unsecured Notes, any payment obligations under the 2020 LC Facility and any existing and future senior indebtedness of the Company, (ii) are senior in right of payment to any existing and future subordinated obligations of the Company, and (iii) are effectively subordinated to all secured indebtedness of the Company (including obligations under the 2020 LC Facility discussed in Note 24) to the extent of the value of the collateral securing such indebtedness, and are structurally subordinated to all liabilities of any subsidiary that does not guarantee the Senior Notes.
The Senior Notes are unconditionally guaranteed on a senior basis by each of our subsidiaries that guarantees obligations under the Company’s 2020 LC Facility or certain other indebtedness of the Company as a guarantor. As of December 31, 2020, each restricted subsidiary that guaranteed obligations under the 2020 LC Facility discussed in Note 24 also guaranteed the Senior Notes.
Subsequent to the July 2019 legal entity reorganization, WeWork Companies LLC is the obligor of its Senior Notes, which is also fully and unconditionally guaranteed by WeWork Inc. WeWork Inc. and the other subsidiaries that sit above WeWork Companies LLC in our legal structure are holding companies that conduct substantially all of their business operations through WeWork Companies LLC. As of December 31, 2020, based on the covenants and other restrictions of the Senior Notes, WeWork Companies LLC is restricted in its ability to transfer funds by loans, advances or dividends to WeWork Inc. and as a result all of the net assets of WeWork Companies LLC are considered restricted net assets of WeWork Inc. See the
Supplementary Information — Consolidating Balance Sheet,
for additional details regarding the net assets of WeWork Companies LLC.
The indenture that governs the Senior Notes also restricts us from incurring indebtedness or liens or making certain investments or distributions, subject to a number of exceptions. Certain of these exceptions included in the indenture that governs our Senior Notes are subject to us having Minimum Liquidity (as defined in the indenture that governs our Senior Notes). For incurrences in 2019, Minimum Liquidity was required to be 0.7 times Total Indebtedness (as defined in the indenture that governs our Senior Notes) and for incurrences in 2020, Minimum Liquidity was required to be 0.3 times Total Indebtedness. Beginning on January 1, 2021, there is no longer a Minimum Liquidity requirement. Certain of these exceptions included in the indenture that governs our Senior Notes are subject to us having Minimum Growth-Adjusted EBITDA (as defined in the indenture that governs our Senior Notes) for the most recent four consecutive fiscal quarters. For incurrences in fiscal years ending December 31, 2019, 2020, 2021 and 2022-2025, the Minimum Growth-Adjusted EBITDA required for the immediately preceding four consecutive fiscal quarters is $200 million, $500 million, $1,000 million and $2,000 million, respectively. For the four quarters ended December 31, 2020, the Company’s Minimum Growth-Adjusted EBITDA, as calculated in accordance with the indenture, was less than the $1,000 million requirement effective as of January 1, 2021. As a result, the Company will be restricted in its ability to incur certain new indebtedness in 2021 that was not already executed or committed to as of December 31, 2019, until such Minimum Growth-Adjusted EBITDA increases above the threshold required. The restrictions of the Senior Notes do not impact our ability to access the unfunded commitments pursuant to the SoftBank Senior Unsecured Notes and the SoftBank Senior Secured Notes.
During the year ended December 31, 2020, the Company recorded interest expense of $52.7 million and amortization of deferred financing costs recorded as interest expense of $2.1 million related to the Senior Notes.
During the year ended December 31, 2019, the Company recorded interest expense of $53.8 million and amortization of deferred financing costs recorded as interest expense of $2.1 million related to the Senior Notes. During the year ended December 31, 2018, the Company recorded interest expense of $37.0 million and amortization of deferred financing costs recorded as interest expense of $1.2 million related to the Senior Notes.
424 Fifth Venture Loans
— On February 8, 2019, the 424 Fifth Venture entered into three loans (collectively, the “424 Venture Loans”) relating to the 424 Fifth Property and development project with availability totaling $900 million. In March 2020, the 424 Fifth Property was sold and a portion of the sale proceeds were utilized to repay the principal and interest outstanding on the 424 Venture Loans in full. The Company accounted for this repayment as a debt extinguishment in accordance with ASC 470,
Debt
and recorded a loss of $71.6 million included within loss on extinguishment of debt on the consolidated statements of operations for the year ended December 31, 2020. The loss on extinguishment represents the difference between the $756.6 million in cash paid, including a prepayment penalty and various other closing costs totaling $56.1 million and the net carrying amount of the debt and unamortized debt issuance costs immediately prior to the extinguishment of $685.0 million. This extinguishment was not considered to be a troubled debt restructuring.
During 2020, for the period prior to extinguishment, the weighted average interest rate on the 424 Fifth Venture Loans was 7.8% and $10.4 million of interest expense was originally included within the Company’s construction in progress balance as a component of property and equipment, immediately prior to the sale, as the 424 Fifth Property was under development and not ready for its intended use before it was sold. During the year ended December 31, 2019, the weighted average interest rate on the 424 Fifth Venture Loans was 7.6%, and $43.4 million of interest expense was capitalized.
The 424 Fifth Venture Loans were secured only by the assets and equity of the 424 Fifth Venture, and were recourse to the Company in certain limited circumstances, and the Company had provided certain customary performance guarantees standard for real estate and construction financing.
Other Loans
— As of December 31, 2020 and 2019, the Company had various other loans (the “Other Loans”) with outstanding principal amounts of $43.8 million and $95.5 million, respectively, and interest rates ranging from 2.5% to 3.0% and 2.5% to 6.2%, respectively. During the years ended December 31, 2020, 2019 and 2018, the Company recorded interest expense of $2.5 million, $4.3 million and $1.7 million respectively, related to these Other Loans. The Company repaid $54.5 million of principal and recorded a $1.0 million loss on extinguishment of debt in connection with the prepayment of principal of Other Loans during the year ended December 31, 2020.
Principal Maturities
— Combined aggregate principal payments for current and long-term debt as of December 31, 2020 are as follows:

(Amounts in thousands)	Total
2021	$13,114
2022	30,719
2023	—
2024	—
2025	669,000
2026 and beyond	—

Total minimum payments	$712,833